Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0001387467
Registrant Name	ALPHA AND OMEGA SEMICONDUCTOR LIMITED
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES